UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 129.2%
Corporate — 13.8%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc. Project, 7.00%, 11/15/30	$2,335	$2,330,050
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15	1,000	1,073,190
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	475	498,247
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia, 9.13%, 12/01/15	90	90,972
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	777,067
		4,769,526
County/City/Special District/School District — 9.6%
City of Margate City New Jersey, GO, Improvement:
5.00%, 1/15/27	230	249,442
5.00%, 1/15/28	110	118,423
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	468,664
5.50%, 10/01/29	790	920,144
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	852,528
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (b)(c)	560	50,120
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	180	195,611
6.75%, 12/01/38	405	469,804
		3,324,736
Education — 22.4%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	500	520,435
Series S, 5.00%, 9/01/36	280	287,115

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.25%, 9/01/27	$1,345	$1,450,125
New Jersey Educational Facilities Authority, RB:
Kean University, Series A, 5.50%, 9/01/36	640	685,773
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series J, 5.25%, 7/01/38	180	188,240
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,047,794
Georgian Court University, Series D, 5.00%, 7/01/33	150	145,373
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	218,616
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	450	525,177
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	165	170,830
5.00%, 12/01/26	125	128,991
5.13%, 12/01/27	300	312,894
5.25%, 12/01/32	300	309,888
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT, 5.75%, 12/01/29	640	658,131
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	1,000	1,053,770
		7,703,152
Health — 17.2%
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	150	138,684
5.88%, 1/01/37	265	229,413
New Jersey EDA, Refunding RB:
First Mortgage Winchester, Series A, 5.80%, 11/01/31	1,000	987,630
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	417,614

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	$610	$665,687
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	500	508,285
New Jersey Health Care Facilities Financing Authority, RB (concluded):
Meridian Health, Series I (AGC), 5.00%, 7/01/38	250	252,362
Virtua Health (AGC), 5.50%, 7/01/38	400	416,836
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,110	1,121,322
South Jersey Hospital, 5.00%, 7/01/46	500	488,635
St. Barnabas Health, Series A, 5.63%, 7/01/32	180	180,850
St. Barnabas Health, Series A, 5.63%, 7/01/37	505	501,248
		5,908,566
Housing — 6.6%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	560	570,982
Series A, 4.75%, 11/01/29	370	375,032
Series AA, 6.38%, 10/01/28	920	1,019,471
Series AA, 6.50%, 10/01/38	280	303,321
		2,268,806
State — 31.4%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 4.67%, 11/01/27 (d)	4,000	1,918,240
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	500	555,295
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	548,475
Newark Downtown District Management Corp., 5.13%, 6/15/37	250	229,833
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,000	1,066,590
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	395	418,905
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	539,625
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,335,162

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
State (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series B, 5.25%, 6/15/36 (e)	$1,000	$1,034,100
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 5.91%, 12/15/32 (d)	1,250	367,225
Series A, 6.00%, 6/15/35	1,200	1,371,396
Series A (AGC), 5.63%, 12/15/28	200	219,384
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	200	208,978
		10,813,208
Tobacco — 1.0%
Tobacco Settlement Financing Corporation of New Jersey, Refunding RB, Series 1A, 5.00%, 6/01/29	460	350,773
Transportation — 23.9%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	600	601,188
Series D, 5.00%, 1/01/40	250	256,340
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	1,000	1,048,130
New Jersey Transportation Trust Fund Authority, RB, Transportation Systems, Series A:
5.88%, 12/15/38	555	609,379
6.00%, 12/15/38	325	359,710
5.50%, 6/15/41	500	537,625
Port Authority of New York & New Jersey, RB:
Consolidated, 106th Series, 5.00%, 10/15/41	1,500	1,501,305
Consolidated, 126th Series, AMT (NPFGC), 5.25%, 5/15/37	2,250	2,280,960
JFK International Air Terminal, 6.00%, 12/01/42	450	470,290
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	525	576,182
		8,241,109
Utilities — 3.3%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 5.88%, 9/01/33 (d)	650	184,340
RBC Municipal Products Inc Trust, RB, 12/01/21 (a)(e)(f)	890	938,790
		1,123,130
Total Municipal Bonds in New Jersey		44,503,006

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State — 6.3%
Housing — 6.3%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (f)(g)	$2,000	$2,182,820
Total Municipal Bonds in Multi-State		2,182,820
Puerto Rico — 11.4%
State — 6.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	970	1,027,191
6.00%, 8/01/42	500	539,745
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	540	587,472
		2,154,408
Transportation — 2.9%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC:
(AGC), 5.50%, 7/01/31	670	722,870
(AGM), 5.50%, 7/01/30	275	299,194
		1,022,064
Utilities — 2.2%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	750	762,375
Total Municipal Bonds in Puerto Rico		3,938,847
Total Municipal Bonds – 146.9%		50,624,673

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
New Jersey — 6.9%
Education — 3.2%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,097,860
Transportation — 3.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	600	623,100
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	657,635
		1,280,735
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 6.9%		2,378,595
Total Long-Term Investments (Cost – $51,510,414) – 153.8%		53,003,268

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	2,877,944	$2,877,944
Total Short-Term Securities (Cost – $2,877,944) – 8.4%		2,877,944
Total Investments (Cost - $54,388,358*) – 162.2%		55,881,212
Liabilities in Excess of Other Assets – (1.6)%		(545,794)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (6.1)%		(2,110,466)
AMPS, at Redemption Value – (54.5)%		(18,775,000)
Net Assets Applicable to Common Shares – 100.0%		$34,449,952

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$52,178,185
Gross unrealized appreciation	$2,447,120
Gross unrealized depreciation	(853,876)
Net unrealized appreciation	$1,593,244

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanely Co.	$765,234	$5,127
Piper Jaffray	$268,866	$1,801
RBC Capital Markets	$938,739	$10,057

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

BIF New Jersey Municipal Money Fund	1,251,808	1,626,136	2,877,944	$7

(j)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$53,003,268	—	$53,003,268
Short-Term Securities	$2,877,944	—	—	2,877,944
Total	$2,877,944	$53,003,268	—	$55,881,212

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 23, 2012